Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Jay Williamson

Re:    Blackstone Real Estate Income Fund (No. 811-22900)

Ladies and Gentlemen:

On behalf of Blackstone Real Estate Income Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Any questions or communications concerning the Registration Statement or the Fund should be directed to Sarah E. Cogan of this firm at 212-455-3575.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures